Income tax expense (Tables)	6 Months Ended
Dec. 31, 2022
Text block [abstract]
Summary of Income Tax Expense

	Half year ended 31 Dec 2022 US$M	Half year ended 31 Dec 2021 US$M	Year ended 30 June 2022 US$M
Total taxation expense comprises:
Current tax expense	2,738	4,184	10,673
Deferred tax expense	317	775	64

	3,055	4,959	10,737

Summary of Factors Affecting Income Tax Expense

	Half year ended 31 Dec 2022 US$M	Half year ended 31 Dec 2021 US$M	Year ended 30 June 2022 US$M
Factors affecting income tax expense for the year
Income tax expense differs to the standard rate of corporation tax as follows:
Profit before taxation	10,181	14,493	33,137

Tax on profit at Australian prima facie tax rate of 30 per cent	3,054	4,348	9,941

Non-tax effected operating losses and capital gains 1	162	709	1,087
Tax on remitted and unremitted foreign earnings	37	344	441
Foreign exchange adjustments	11	(91)	(233)
Amounts over provided in prior years	(5)	(17)	(80)
Recognition of previously unrecognised tax assets	(28)	(195)	(3)
Tax effect of (profit)/loss from equity accounted investments, related impairments and expenses 2	(52)	42	(19)
Impact of tax rates applicable outside of Australia	(189)	(411)	(801)
Other	48	104	97

Income tax expense	3,038	4,833	10,430

Royalty-related taxation (net of income tax benefit)	17	126	307

Total taxation expense	3,055	4,959	10,737

1
Includes the tax impacts related to the exceptional impairments of US deferred tax assets in the half year ended 31 December 2021 and the year ended 30 June 2022. Refer to note 2 ‘Exceptional Items’ for further information.

2
The (profit)/loss from equity accounted investments and related expenses is net of income tax, with the exception of the Samarco forward exchange derivatives described in note 9 ‘Significant events – Samarco dam failure’. This item removes the prima facie tax effect on such profits and related expenses, excluding the impact of the Samarco forward exchange derivatives which are taxable.